Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 2:  Accounts Receivable, net

The majority of the Company’s commercial accounts receivable are due from Original Equipment Manufacturers (“OEM’s”). Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required.

Accounts receivable consisted of the following (in thousands):

	September 30,	December 31,
	2017	2016
	(unaudited)
Accounts receivable	$3,555	$2,961
Less allowance for doubtful accounts	(127)	(127)
Accounts receivable, net	$3,428	$2,834

Note 3  – Accounts Receivable, net

Accounts receivable consisted of the following (in thousands):

	December 31, 2016	December 31, 2015

Accounts receivable	$2,961	$3,635
Less allowance for doubtful accounts	(127)	(127)
Accounts receivable, net	$2,834	$3,508